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Washington National Insurance Company

Annual Report
to Contract Owners
December 31, 2000

                                     Washington National Variable Annuity Fund B

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2000


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WASHINGTON NATIONAL VARIABLE ANNUITY FUND B                                 PAGE
Statement of Assets and Liabilities as of December 31, 2000 .................  1
Statements of Operations for the Years Ended
  December 31, 2000 and 1999 ................................................  2
Statements of Changes in Net Assets for the Years Ended
  December 31, 2000 and 1999 ................................................  2
Notes to Financial Statements ...............................................  3
Report of Independent Accountants ...........................................  5
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WASHINGTON NATIONAL VARIABLE ANNUITY FUND B

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2000

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                                                                         VALUE
                                                                     ----------
Assets:
   Investments in portfolio shares at net asset value (Note 2):
     Fundamental Investors, 37,011.6 shares, (cost $388,463) ......  $1,153,281
   Net amount due from Washington National Insurance Company ......      50,057
--------------------------------------------------------------------------------
       Total assets ...............................................  $1,203,338
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                                                                        TOTAL
                                                                        VALUE
                                                 UNITS   UNIT VALUE    OF UNITS
                                               --------  ----------  ----------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Fundamental Investors..................   25,581.0  $31.654391  $  809,751
--------------------------------------------------------------------------------
    Net assets attributable to contract owners'
    deferred annuity reserves .....................................     809,751
--------------------------------------------------------------------------------
Contract owners' annuity payment reserves:
  Fundamental Investors ...........................................     393,587
--------------------------------------------------------------------------------
    Net assets attributable to contract owners'
    annuity payment reserves ......................................     393,587
--------------------------------------------------------------------------------
      Net assets ..................................................  $1,203,338
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UNIT PROGRESSION


DECEMBER 31, 2000


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Number of units, beginning of year ................................    26,195.4

Units Purchased ...................................................         0.0
Units Redeemed ....................................................      (614.4)
--------------------------------------------------------------------------------
   Number of units, end of year ...................................    25,581.0
================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                                               1
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WASHINGTON NATIONAL VARIABLE ANNUITY FUND B

STATEMENTS OF OPERATIONS


FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999


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                                                             2000         1999
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Investment income:
  Dividends from investments in portfolio shares .....  $   98,467   $  108,665
Expenses:
  Mortality and expense risk fees ....................      11,802       10,825
--------------------------------------------------------------------------------
    Net investment income ............................      86,665       97,840
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Net realized gains (losses) and unrealized
  appreciation (depreciation) of investments
  in portfolio shares:
  Net realized gains on sales of investments
    in portfolio shares ..............................       2,552        6,499
  Net change in unrealized appreciation
    (depreciation) of investments in
    portfolio shares .................................     (49,722)     124,832
--------------------------------------------------------------------------------
      Net gain (loss) on investments in
        portfolio shares .............................     (47,170)     131,331
--------------------------------------------------------------------------------
        Net increase in net assets from operations ...  $   39,495   $  229,171
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STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999


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                                                             2000         1999
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Changes from operations:
  Net investment income ..............................  $   86,665   $   97,840
  Net realized gains on sales of investments
    in portfolio shares ..............................       2,552        6,499
  Net change in unrealized appreciation
    (depreciation) of investments
    in portfolio shares ..............................     (49,722)     124,832
--------------------------------------------------------------------------------
    Net increase in net assets from operations .......      39,495      229,171
--------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Contract redemptions ...............................     (57,884)     (39,967)
--------------------------------------------------------------------------------
    Net decrease in net assets from contract
      owners' transactions ...........................     (57,884)     (39,967)
--------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..........     (18,389)     189,204
--------------------------------------------------------------------------------
Net assets, beginning of year ........................   1,221,727    1,032,523
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      Net assets, end of year ........................  $1,203,338   $1,221,727
================================================================================

   The accompanying notes are an integral part of these financial statements.

2
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WASHINGTON NATIONAL VARIABLE ANNUITY FUND B

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2000 AND 1999


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(1)  GENERAL

     The Washington National Variable Annuity Fund B (the "Fund") is a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The Fund is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Fund invests solely in shares of Fundamental Investors, Inc., a diversified open-end management investment company.

     The operations of the Fund are included in the operations of the Washington National Insurance Company (the "Company") pursuant to the provisions of the Illinois Insurance Code. The Company is an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

     Investments in portfolio shares are valued using the net asset value of Fundamental Investors, Inc., at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a last-in first-out basis. The Fund does not hold any investments which are restricted as to resale.

     Investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Fund as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Fund are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Fund and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

     Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table. The assumed net investment rate is equal to the assumed rate of accumulation. The annuity unit values for periodic retirement payments were $10.876790 and $10.905974 for the years ended December 31, 2000 and 1999, respectively.

(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares was $164,319 and $108,665 for the years ended December 31, 2000 and 1999, respectively. The aggregate proceeds from sales of investments in portfolio shares were $119,696 and $80,877 for the years ended December 31, 2000 and 1999, respectively.

(4)  DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for contract administrative charges may prove insufficient to cover the actual expenses.

     The Company deducts daily from the Fund a fee, which is equal on an annual basis to 1.022 percent of the daily value of the total investments of the Fund, for assuming the mortality and expense risks. These fees were $11,802 and $10,825 for the years ended December 31, 2000 and 1999, respectively.

(5)  NET ASSETS

     Detail for net assets begins on the following page.

                                                                               3
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WASHINGTON NATIONAL VARIABLE ANNUITY FUND B

(5)  NET ASSETS


DECEMBER 31, 2000


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Net assets at December 31, 1992 ...................................  $  602,082

Activity subsequent to December 31, 1992:
Proceeds from sale of units less proceeds of units redeemed .......    (437,391)
Undistributed net investment income ...............................     560,752
Undistributed net realized gain on sales of investments ...........      50,227
Net unrealized appreciation of investments ........................     427,668
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       Net assets .................................................  $1,203,338
================================================================================

4
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REPORT OF INDEPENDENT ACCOUNTANTS

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TO THE BOARD OF DIRECTORS OF WASHINGTON NATIONAL
INSURANCE COMPANY AND CONTRACT OWNERS OF
WASHINGTON NATIONAL VARIABLE ANNUITY FUND B

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Washington National Variable Annuity Fund B (the "Account") at December 31, 2000, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2000 by correspondence with the fund, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 9, 2001

                                                                               5
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                        WASHINGTON NATIONAL VARIABLE ANNUITY FUND B
                        SPONSOR
                        Washington National Insurance Company - Carmel, Indiana. INDEPENDENT PUBLIC ACCOUNTANTS
                        PricewaterhouseCoopers LLP - Indianapolis, Indiana.

               WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED
                                        SUBSIDIARY OF CONSECO, INC., A FINANCIAL
                                             SERVICES ORGANIZATION HEADQUARTERED
     IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS SUBSIDIARY COMPANIES, IS ONE
       OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING
                                          PRODUCTS, HELPING 13 MILLION CUSTOMERS
                                        STEP UP TO A BETTER, MORE SECURE FUTURE.

                                           WASHINGTON NATIONAL INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                                                 www.conseco.com

                                                            WNIC002 (2/01) 05991
                                  (C) 2001 Washington National Insurance Company


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